Reporting Segments - Schedule of Income (Detail) CLF in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of geographical areas [line items]
Net interest income		$ 976,307		$ 866,437	$ 900,418
Net fee and commission income		153,542		140,999	174,404
Net income from financial operations		55,910		110,887	143,634
Net foreign exchange gain (loss)		149,165		(74,464)	27,626
Other operating income		29,278		65,578	44,972
Provision for loan losses		(262,440)		(466,230)	(382,678)
NET OPERATING PROFIT		1,101,762		643,207	908,376
Depreciation and amortization		(101,583)		(126,444)	(127,166)
Operating expenses		(608,024)		(1,455,334)	(609,367)
TOTAL OPERATING INCOME (LOSS)		392,155		(938,571)	171,843
Income (loss) from investments in associates		(287)		(2,794)	532
Income taxes		(115,631)		115,210	(47,853)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		276,237		(826,155)	124,522
Impairment loss		814,879
Goodwill impairment	$ 694,936	651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill	808,847
Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		38,849
Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	113,911	113,911
Chile [member]
Disclosure of geographical areas [line items]
Net interest income		743,278		626,214	614,186
Net fee and commission income		123,612		108,140	138,007
Net income from financial operations		11,934		25,031	152,600
Net foreign exchange gain (loss)		169,188		(20,491)	(24,389)
Other operating income		15,295		16,588	20,460
Provision for loan losses		(184,155)		(310,429)	(295,116)
NET OPERATING PROFIT		879,152		445,053	605,748
Depreciation and amortization		(82,479)		(96,117)	(86,593)
Operating expenses		(420,962)		(896,152)	(394,271)
TOTAL OPERATING INCOME (LOSS)		375,711		(547,216)	124,884
Income (loss) from investments in associates		(1,610)		(2,794)	800
Income taxes		(118,366)		73,965	(33,393)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		255,735		(476,045)	92,291
Goodwill impairment	448,273	412,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill	448,273
Chile [member] | Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		34,524
Chile [member] | Fixed assets [member]
Disclosure of geographical areas [line items]
Impairment		10,294
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income		233,029		240,223	286,232
Net fee and commission income		29,930		32,859	36,397
Net income from financial operations		43,976		85,856	(8,966)
Net foreign exchange gain (loss)		(20,023)		(53,973)	52,015
Other operating income		13,983		48,990	24,512
Provision for loan losses		(78,285)		(155,801)	(87,562)
NET OPERATING PROFIT		222,610		198,154	302,628
Depreciation and amortization		(19,104)		(30,327)	(40,573)
Operating expenses		(187,062)		(559,182)	(215,096)
TOTAL OPERATING INCOME (LOSS)		16,444		(391,355)	46,959
Income (loss) from investments in associates		1,323			(268)
Income taxes		2,735		41,245	(14,460)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR		20,502		$ (350,110)	$ 32,231
Goodwill impairment	246,663	239,469
Impairment loss recognised in profit or loss, intangible assets other than goodwill	360,574		CLF 113,911
Colombia [member] | Software Licenses Arrangement [Member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 4,325
Colombia [member] | Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 113,911